Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Companys Current Report on Form 8-K originally filed on January 23 2026 to correct and update disclosure under Item 3.02 Unregistered Sales of Equity Securities and Item 5.01 Change in Control of Registrant. The amendment reflects a subsequently executed unanimous written consent of the Companys Board of Directors dated February 3 2026 which ratified and corrected the number of shares authorized for issuance in connection with the transaction described in the Original Form 8-K. Except as expressly amended hereby all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Jan. 21, 2026
Entity File Number	000-56340
Entity Registrant Name	C2 Blockchain, Inc.
Entity Central Index Key	0001882781
Entity Tax Identification Number	87-2645378
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12818 SW 8th St Unit #2008
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33184
City Area Code	888
Local Phone Number	437-3432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false